Horizon Defined Risk Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.6%		Shares	Value
Banking - 3.6%
Bank of America Corp.		94,250	$4,344,925
Citigroup, Inc.		26,702	2,134,825
Citizens Financial Group, Inc.		6,221	284,735
Fifth Third Bancorp		9,469	411,617
Huntington Bancshares, Inc.		20,525	338,047
JPMorgan Chase & Co. (a)		39,750	10,519,837
KeyCorp		13,993	242,359
M&T Bank Corp.		2,341	448,817
PNC Financial Services Group, Inc.		5,601	1,074,944
Regions Financial Corp.		12,832	304,247
Truist Financial Corp.		18,743	868,738
US Bancorp		22,025	1,032,972
Wells Fargo & Co.		47,008	3,681,667
			25,687,730

Consumer Discretionary Products - 2.4%
Aptiv PLC (b)		3,257	212,096
BorgWarner, Inc.		3,087	91,900
Deckers Outdoor Corp. (b)		2,144	298,788
DR Horton, Inc.		4,117	522,077
Ford Motor Co.		55,081	526,024
General Motors Co.		15,524	762,694
Hasbro, Inc.		1,850	120,454
Lennar Corp., Class A - Class A		3,375	403,751
Masco Corp.		3,045	228,923
Millrose Properties, Inc. (b)		1,664	38,039
Mohawk Industries, Inc. (b)		738	86,781
Nike, Inc. - Class B		16,810	1,335,218
NVR, Inc. (b)		40	289,823
PulteGroup, Inc.		2,895	298,996
Ralph Lauren Corp., Class A		564	152,923
Tapestry, Inc.		3,288	280,861
Tesla, Inc. (b)		39,433	11,553,080
			17,202,428

Consumer Discretionary Services - 1.6%
Caesars Entertainment, Inc. (b)		2,999	99,627
Carnival Corp. (b)		14,665	350,934
Chipotle Mexican Grill, Inc. (b)		19,239	1,038,329
Darden Restaurants, Inc.		1,659	332,563
Domino's Pizza, Inc.		488	238,979
Hilton Worldwide Holdings, Inc.		3,441	911,727
Las Vegas Sands Corp.		4,912	219,616
Live Nation Entertainment, Inc. (b)		2,212	317,112
Marriott International, Inc. - Class A		3,255	912,865
McDonald's Corp.		10,117	3,119,375
MGM Resorts International (b)		3,194	111,023
Norwegian Cruise Line Holdings Ltd. (b)		6,213	141,159
Royal Caribbean Cruises Ltd.		3,490	858,889
Starbucks Corp.		16,003	1,853,307
Wynn Resorts Ltd.		1,305	116,563
Yum! Brands, Inc.		3,939	615,941
			11,238,009

Consumer Staple Products - 3.6%
Altria Group, Inc.		23,928	1,336,379
Brown-Forman Corp. - Class B		2,570	85,093
Church & Dwight Co., Inc.		3,457	384,418
Clorox Co.		1,747	273,213
Coca-Cola Co.		54,739	3,897,964
Colgate-Palmolive Co.		11,534	1,051,555
Conagra Brands, Inc.		6,737	172,063
Constellation Brands, Inc. - Class A		2,204	386,802
Estee Lauder Cos., Inc. - Class A		3,291	236,656
General Mills, Inc.		7,837	475,079
Hershey Co.		2,086	360,273
Hormel Foods Corp.		4,101	117,412
J M Smucker Co.		1,502	166,016
Kellanova		3,790	314,191
Kenvue, Inc.		27,064	638,710
Keurig Dr Pepper, Inc.		15,894	532,767
Kimberly-Clark Corp.		4,706	668,299
Kraft Heinz Co.		12,463	382,739
Lamb Weston Holdings, Inc.		2,013	104,414
McCormick & Co., Inc.		3,561	294,174
Molson Coors Brewing Co. - Class B		2,466	151,141
Mondelez International, Inc. - Class A		18,877	1,212,470
Monster Beverage Corp. (b)		9,885	540,215
PepsiCo, Inc.		19,370	2,972,714
Philip Morris International, Inc.		21,951	3,408,551
Procter & Gamble Co. (a)		33,250	5,780,180
The Campbell's Co.		2,771	111,006
Tyson Foods, Inc., - Class A		4,040	247,814
			26,302,308

Financial Services - 7.0%
American Express Co.		7,860	2,365,546
Ameriprise Financial, Inc.		1,369	735,564
Apollo Global Management, Inc.		6,309	941,744
Bank of New York Mellon Corp.		10,264	912,983
Blackrock, Inc.		2,053	2,007,382
Blackstone, Inc.		10,193	1,642,704
Broadridge Financial Solutions, Inc.		1,647	397,289
Capital One Financial Corp.		5,385	1,079,962
CBOE Global Markets, Inc.		1,477	311,352
Charles Schwab Corp.		21,110	1,678,878
CME Group, Inc.		5,087	1,290,928
Corpay, Inc. (b)		983	360,810
Discover Financial Services		3,544	691,753
Equifax, Inc.		1,747	428,364
FactSet Research Systems, Inc.		535	247,031
Fair Isaac Corp. (b)		341	643,245
Fidelity National Information Services, Inc.		7,600	540,512
Fiserv, Inc. (b)		8,032	1,893,062
Franklin Resources, Inc.		4,364	88,371
Global Payments, Inc.		3,594	378,376
Goldman Sachs Group, Inc.		4,431	2,757,367
Intercontinental Exchange, Inc.		8,107	1,404,376
Invesco, Ltd.		6,344	110,322
Jack Henry & Associates, Inc.		1,028	178,450
KKR & Co., Inc.		9,530	1,292,173
MarketAxess Holdings, Inc.		531	102,371
MasterCard, Inc. - Class A (a)		11,571	6,668,483
Moody's Corp.		2,200	1,108,668
Morgan Stanley		17,514	2,331,289
MSCI, Inc.		1,105	652,514
Nasdaq, Inc.		5,842	483,601
Northern Trust Corp.		2,797	308,285
PayPal Holdings, Inc. (b)		14,154	1,005,642
Raymond James Financial, Inc.		2,582	399,358
S&P Global, Inc.		4,482	2,392,223
State Street Corp.		4,138	410,614
Synchrony Financial		5,496	333,497
T. Rowe Price Group, Inc.		3,135	331,432
Verisk Analytics, Inc.		1,992	591,445
Visa, Inc. - Class A (a)		24,397	8,849,036
			50,347,002

Health Care - 10.6%
Abbott Laboratories		24,488	3,379,589
AbbVie, Inc. (a)		24,953	5,215,926
ABIOMED INC (b)(c)		495	0
Agilent Technologies, Inc.		4,057	518,971
Align Technology, Inc. (b)		990	185,160
Amgen, Inc.		7,588	2,337,559
Baxter International, Inc.		7,208	248,748
Becton Dickinson & Co.		4,080	920,162
Biogen, Inc. (b)		2,058	289,149
Bio-Techne Corp.		2,241	138,382
Boston Scientific Corp. (b)		20,811	2,159,974
Bristol-Myers Squibb Co.		28,635	1,707,219
Cardinal Health, Inc.		3,416	442,304
Cencora, Inc.		2,475	627,512
Centene Corp. (b)		7,127	414,506
Charles River Laboratories International, Inc. (b)		721	119,189
Cigna Group		3,926	1,212,545
Cooper Cos., Inc. (b)		2,812	254,149
CVS Health Corp.		17,777	1,168,304
Danaher Corp.		9,076	1,885,630
DaVita, Inc. (b)		636	94,052
Dexcom, Inc. (b)		5,514	487,272
Edwards Lifesciences Corp. (b)		8,326	596,308
Elevance Health, Inc.		3,274	1,299,385
Eli Lilly & Co. (a)		11,125	10,242,009
GE HealthCare Technologies, Inc.		6,449	563,320
Gilead Sciences, Inc.		17,594	2,011,170
HCA Healthcare, Inc.		2,574	788,416
Henry Schein, Inc. (b)		1,760	127,019
Hologic, Inc. (b)		3,278	207,792
Humana, Inc.		1,700	459,714
IDEXX Laboratories, Inc. (b)		1,154	504,425
Incyte Corp. (b)		2,257	165,889
Insulet Corp. (b)		989	269,275
Intuitive Surgical, Inc. (b)		5,018	2,876,067
IQVIA Holdings, Inc. (b)		2,434	459,539
Johnson & Johnson		33,992	5,609,360
Labcorp Holdings, Inc.		1,180	296,227
McKesson Corp.		1,791	1,146,706
Medtronic PLC		18,106	1,666,114
Merck & Co., Inc. (a)		35,716	3,294,801
Mettler-Toledo International, Inc. (b)		296	376,725
Moderna, Inc. (b)		4,780	147,989
Molina Healthcare, Inc. (b)		807	243,004
Pfizer, Inc.		80,028	2,115,140
Quest Diagnostics, Inc.		1,572	271,799
Regeneron Pharmaceuticals, Inc.		1,486	1,038,328
ResMed, Inc.		2,072	483,853
Revvity, Inc.		1,718	192,674
Solventum Corp. (b)		1,949	155,433
STERIS PLC		1,391	304,991
Stryker Corp.		4,844	1,870,704
Teleflex, Inc.		654	86,819
Thermo Fisher Scientific, Inc.		5,399	2,855,855
UnitedHealth Group, Inc. (a)		12,992	6,170,680
Universal Health Services, Inc. - Class B		828	145,107
Vertex Pharmaceuticals, Inc. (b)		3,636	1,744,516
Viatris, Inc.		16,866	155,673
Waters Corp. (b)		837	315,834
West Pharmaceutical Services, Inc.		1,022	237,451
Zimmer Biomet Holdings, Inc.		2,810	293,139
Zoetis, Inc.		6,368	1,064,984
			76,660,536

Industrial Products - 5.4%
3M Co.		7,688	1,192,563
Allegion PLC		1,227	157,927
AMETEK, Inc.		3,265	618,065
Amphenol Corp. - Class A		17,019	1,133,465
AO Smith Corp.		1,681	111,753
Axon Enterprise, Inc. (b)		1,021	539,547
Boeing Co. (b)		10,553	1,842,870
Carrier Global Corp.		11,780	763,344
Caterpillar, Inc.		6,816	2,344,363
Cummins, Inc.		1,936	712,797
Deere & Co.		3,591	1,726,517
Dover Corp.		1,936	384,819
Eaton Corp. PLC		5,579	1,636,432
Emerson Electric Co.		8,051	979,082
Fortive Corp.		4,898	389,587
GE Vernova, Inc.		3,890	1,303,850
Generac Holdings, Inc. (b)		839	114,230
General Dynamics Corp.		3,644	920,474
General Electric Co.		15,280	3,162,654
Honeywell International, Inc.		9,179	1,954,117
Howmet Aerospace, Inc.		5,736	783,538
Hubbell, Inc.		756	280,922
Huntington Ingalls Industries, Inc.		552	96,920
IDEX Corp.		1,065	206,961
Illinois Tool Works, Inc.		3,794	1,001,540
Ingersoll Rand, Inc.		5,690	482,398
Johnson Controls International PLC (a)		9,431	807,859
Keysight Technologies, Inc. (b)		2,450	390,849
L3Harris Technologies, Inc.		2,677	551,757
Lennox International, Inc.		450	270,473
Lockheed Martin Corp.		2,977	1,340,752
Nordson Corp.		765	160,872
Northrop Grumman Corp.		1,932	892,082
Otis Worldwide Corp.		5,639	562,659
PACCAR, Inc.		7,402	793,791
Parker-Hannifin Corp.		1,816	1,214,014
Pentair PLC		2,331	219,580
Rockwell Automation, Inc.		1,593	457,430
RTX Corp.		18,791	2,499,015
Snap-on, Inc.		741	252,807
Stanley Black & Decker, Inc.		2,174	188,116
Textron, Inc.		2,619	195,718
Trane Technologies PLC		3,176	1,123,351
TransDigm Group, Inc.		790	1,080,088
Trimble, Inc. (b)		3,450	248,331
Veralto Corp.		3,491	348,262
Wabtec Corp.		2,427	449,869
Xylem, Inc.		3,431	449,084
			39,337,494

Industrial Services - 2.3%
Automatic Data Processing, Inc.		5,752	1,812,915
CH Robinson Worldwide, Inc.		1,667	169,401
Cintas Corp.		4,841	1,004,507
CSX Corp.		27,227	871,536
Delta Air Lines, Inc.		9,051	544,146
Expeditors International of Washington, Inc.		1,975	231,786
Fastenal Co.		8,092	612,807
FedEx Corp.		3,172	833,919
Jacobs Solutions, Inc.		1,754	224,705
JB Hunt Transport Services, Inc.		1,123	181,016
Norfolk Southern Corp.		3,193	784,680
Old Dominion Freight Line, Inc.		2,651	467,902
Paychex, Inc.		4,522	685,852
Quanta Services, Inc.		2,081	540,290
Republic Services, Inc.		2,873	680,958
Rollins, Inc.		3,962	207,569
Southwest Airlines Co.		8,468	263,016
Union Pacific Corp.		8,559	2,111,420
United Airlines Holdings, Inc. (b)		4,642	435,466
United Parcel Service, Inc. - Class B		10,325	1,228,985
United Rentals, Inc.		925	594,146
Waste Management, Inc.		5,155	1,199,981
WW Grainger, Inc.		625	638,256
			16,325,259

Insurance - 4.0%
Aflac, Inc.		7,058	772,639
Allstate Corp.		3,732	743,228
American International Group, Inc.		8,805	730,287
Aon PLC - Class A		3,052	1,248,634
Arch Capital Group Ltd.		5,292	491,680
Arthur J Gallagher & Co.		3,524	1,190,196
Assurant, Inc.		723	150,304
Berkshire Hathaway, Inc. - Class B (a)(b)		25,879	13,297,406
Brown & Brown, Inc.		3,346	396,635
Chubb Ltd.		5,292	1,510,760
Cincinnati Financial Corp.		2,207	326,217
Erie Indemnity Co. - Class A		349	149,396
Everest Group Ltd.		606	214,051
Globe Life, Inc.		1,184	150,877
Hartford Insurance Group, Inc.		4,092	484,002
Loews Corp.		2,551	221,095
Marsh & McLennan Cos., Inc.		6,934	1,649,182
MetLife, Inc.		8,210	707,538
Principal Financial Group, Inc.		2,970	264,449
Progressive Corp.		8,271	2,332,422
Prudential Financial, Inc.		5,026	578,493
Travelers Cos., Inc.		3,204	828,202
Willis Towers Watson PLC		1,421	482,643
WR Berkley Corp.		4,247	267,901
			29,188,237

Materials - 1.9%
Air Products & Chemicals, Inc.		3,137	991,763
Albemarle Corp.		1,660	127,870
Amcor PLC		20,424	206,691
Avery Dennison Corp.		1,133	212,970
Ball Corp.		4,212	221,930
Celanese Corp.		1,539	78,397
CF Industries Holdings, Inc.		2,457	199,066
Corteva, Inc.		9,704	611,158
Dow, Inc.		9,883	376,641
DuPont de Nemours, Inc.		5,897	482,198
Eastman Chemical Co.		1,636	160,083
Ecolab, Inc.		3,557	956,869
FMC Corp.		1,763	65,055
Freeport-McMoRan, Inc.		20,286	748,756
International Flavors & Fragrances, Inc.		3,609	295,252
International Paper Co.		4,908	276,566
Linde PLC		6,722	3,139,510
LyondellBasell Industries NV - Class A		3,668	281,812
Martin Marietta Materials, Inc.		860	415,500
Mosaic Co.		4,484	107,257
Newmont Goldcorp Corp.		16,073	688,567
Nucor Corp.		3,315	455,713
Packaging Corp. of America		1,258	268,067
PPG Industries, Inc.		3,275	370,795
Sherwin-Williams Co.		3,271	1,184,985
Smurfit WestRock PLC		6,971	362,980
Steel Dynamics, Inc.		1,998	269,870
Vulcan Materials Co.		1,863	460,739
			14,017,060

Media - 9.2%
Airbnb, Inc. - Class A (b)		6,111	848,635
Alphabet, Inc. - Class A (a)		82,498	14,047,759
Alphabet, Inc. - Class C (a)		67,195	11,572,323
Booking Holdings, Inc.		466	2,337,461
Charter Communications, Inc. - Class A (b)		1,364	495,909
Comcast Corp. - Class A		53,894	1,933,717
Electronic Arts, Inc.		3,369	435,005
Expedia Group, Inc. (b)		1,734	343,263
Fox Corp. - Class A		3,121	179,770
Fox Corp. - Class B		1,866	100,895
GoDaddy, Inc. - Class A (b)		1,981	355,589
Interpublic Group of Cos., Inc.		5,259	144,097
Match Group, Inc.		3,545	112,412
Meta Platforms, Inc. - Class A (a)		30,779	20,566,528
Netflix, Inc. (b)		6,034	5,916,699
News Corp., Class A - Class A		5,345	152,974
News Corp., Class B - Class B		1,583	51,099
Omnicom Group, Inc.		2,753	227,838
Paramount Global - Class B (d)		8,412	95,560
Take-Two Interactive Software, Inc. (b)		2,303	488,190
Uber Technologies, Inc. (b)		29,730	2,259,777
VeriSign, Inc. (b)		1,165	277,130
Walt Disney Co.		25,568	2,909,638
Warner Bros Discovery, Inc. (b)		31,532	361,357
			66,213,625

Oil & Gas - 3.2%
APA Corp.		5,221	108,075
Baker Hughes & GE Co., Class A		13,970	622,922
Chevron Corp.		23,596	3,742,797
ConocoPhillips		18,263	1,810,776
Coterra Energy, Inc.		10,400	280,696
Devon Energy Corp.		9,273	335,868
Diamondback Energy, Inc.		2,636	419,018
EOG Resources, Inc.		7,940	1,007,904
EQT Corp.		8,423	405,736
Exxon Mobil Corp. (a)		62,054	6,908,472
Halliburton Co.		12,402	327,041
Hess Corp.		3,901	581,015
Kinder Morgan, Inc.		27,286	739,451
Marathon Petroleum Corp.		4,537	681,367
Occidental Petroleum Corp.		9,536	465,738
ONEOK, Inc.		8,247	827,916
Phillips 66		5,830	756,093
Schlumberger, Ltd.		19,937	830,575
Targa Resources Corp.		3,078	620,894
Texas Pacific Land Corp.		265	378,407
Valero Energy Corp.		4,468	584,102
Williams Cos., Inc.		17,210	1,001,278
			23,436,141

Real Estate - 2.2%
Alexandria Real Estate Equities, Inc.		2,196	224,563
American Tower Corp.		6,596	1,356,270
AvalonBay Communities, Inc.		2,005	453,491
BXP, Inc.		2,052	145,548
Camden Property Trust		1,504	186,586
CBRE Group, Inc. - Class A (b)		4,246	602,677
CoStar Group, Inc. (b)		5,787	441,259
Crown Castle, Inc.		6,135	577,304
Digital Realty Trust, Inc.		4,400	687,808
Equinix, Inc.		1,360	1,230,283
Equity Residential		4,820	357,499
Essex Property Trust, Inc.		905	281,971
Extra Space Storage, Inc.		2,992	456,460
Federal Realty Investment Trust		1,077	113,537
Healthpeak Properties, Inc.		9,874	202,022
Host Hotels & Resorts, Inc.		9,868	159,171
Invitation Homes, Inc.		8,041	273,474
Iron Mountain, Inc.		4,144	386,096
Kimco Realty Corp.		9,513	210,237
Mid-America Apartment Communities, Inc.		1,649	277,230
Prologis, Inc.		13,076	1,620,378
Public Storage		2,225	675,554
Realty Income Corp.		12,355	704,606
Regency Centers Corp.		2,306	176,870
SBA Communications Corp.		1,516	330,336
Simon Property Group, Inc.		4,330	805,770
UDR, Inc.		4,240	191,563
Ventas, Inc.		5,921	409,615
VICI Properties, Inc.		14,882	483,516
Welltower, Inc.		8,350	1,281,809
Weyerhaeuser Co.		10,257	308,736
			15,612,239

Renewable Energy - 0.0%(e)
Enphase Energy, Inc. (b)		1,906	109,271
First Solar, Inc. (b)		1,510	205,632
			314,903

Retail & Wholesale - Discretionary - 6.1%
Amazon.com, Inc. (a)(b)		132,132	28,048,981
AutoZone, Inc. (b)		237	827,843
Best Buy Co., Inc.		2,757	247,882
Builders FirstSource, Inc. (b)		1,624	225,720
CarMax, Inc. (b)		2,186	181,372
Copart, Inc. (b)		12,375	678,150
eBay, Inc.		6,761	437,707
Genuine Parts Co.		1,962	245,015
Home Depot, Inc. (a)		14,024	5,561,918
LKQ Corp.		3,670	154,837
Lowe's Cos., Inc.		8,008	1,991,109
Lululemon Athletica, Inc. (b)		1,593	582,417
O'Reilly Automotive, Inc. (b)		814	1,118,143
Pool Corp.		537	186,339
Ross Stores, Inc.		4,682	656,978
TJX Cos., Inc.		15,926	1,986,928
Tractor Supply Co.		7,625	422,044
Ulta Beauty, Inc. (b)		664	243,263
			43,796,646

Retail & Wholesale - Staples - 2.2%
Archer-Daniels-Midland Co.		6,749	318,553
Bunge Global SA		1,970	146,154
Costco Wholesale Corp.		6,255	6,559,056
Dollar General Corp.		3,103	230,180
Dollar Tree, Inc. (b)		2,854	207,942
Kroger Co.		9,396	609,049
Sysco Corp.		6,935	523,870
Target Corp.		6,503	807,933
Walgreens Boots Alliance, Inc.		10,137	108,263
Walmart, Inc.		61,285	6,043,314
			15,554,314

Software & Tech Services - 10.8%
Accenture PLC - Class A		8,822	3,074,467
Adobe, Inc. (b)		6,215	2,725,650
Akamai Technologies, Inc. (b)		2,120	171,042
ANSYS, Inc. (b)		1,233	410,897
Autodesk, Inc. (b)		3,035	832,227
Cadence Design Systems, Inc. (b)		3,869	969,185
CDW Corp.		1,880	335,016
Cognizant Technology Solutions Corp., Class A - Class A		7,002	583,477
Crowdstrike Holdings, Inc. - Class A (b)		3,284	1,279,643
Dayforce, Inc. (b)		2,226	137,990
EPAM Systems, Inc. (b)		799	164,706
Fortinet, Inc. (b)		8,982	970,146
Gartner, Inc. (b)		1,083	539,681
Gen Digital, Inc.		7,655	209,211
International Business Machines Corp.		13,036	3,290,808
Intuit, Inc.		3,955	2,427,737
Leidos Holdings, Inc.		1,883	244,734
Microsoft Corp. (a)		104,974	41,673,628
Oracle Corp.		22,691	3,768,067
Palantir Technologies, Inc. - Class A (b)		28,940	2,457,585
Palo Alto Networks, Inc. (b)		9,240	1,759,573
Paycom Software, Inc.		684	150,117
PTC, Inc. (b)		1,696	277,516
Roper Technologies, Inc.		1,513	884,349
Salesforce, Inc.		13,497	4,020,081
ServiceNow, Inc. (b)		2,908	2,703,742
Synopsys, Inc. (b)		2,167	990,926
Tyler Technologies, Inc. (b)		602	366,275
Workday, Inc. - Class A (b)		3,005	791,337
			78,209,813

Tech Hardware & Semiconductors - 19.1%
Advanced Micro Devices, Inc. (b)		22,910	2,287,793
Analog Devices, Inc.		7,009	1,612,491
Apple, Inc. (a)		213,459	51,622,925
Applied Materials, Inc.		11,640	1,839,935
Arista Networks, Inc. (b)		14,583	1,356,948
Broadcom, Inc. (a)		65,943	13,151,012
Cisco Systems, Inc.		56,279	3,608,047
Corning, Inc.		10,883	545,782
Dell Technologies, Inc. - Class C		4,334	445,362
F5, Inc. (b)		819	239,500
Garmin, Ltd.		2,168	496,320
Hewlett Packard Enterprise Co.		18,335	363,216
HP, Inc.		13,605	419,986
Intel Corp.		60,893	1,444,991
Jabil, Inc.		1,592	246,633
Juniper Networks, Inc.		4,672	169,126
KLA Corp.		1,887	1,337,581
Lam Research Corp.		18,166	1,394,059
Microchip Technology, Inc.		7,582	446,276
Micron Technology, Inc.		15,654	1,465,684
Monolithic Power Systems, Inc.		685	418,542
Motorola Solutions, Inc.		2,357	1,037,599
NetApp, Inc.		2,890	288,451
NVIDIA Corp. (a)		346,367	43,268,166
NXP Semiconductors NV		3,587	773,321
ON Semiconductor Corp. (b)		6,011	282,818
QUALCOMM, Inc.		15,686	2,465,369
Sandisk Corp. (b)		1,626	76,194
Seagate Technology Holdings PLC		2,984	304,099
Skyworks Solutions, Inc.		2,255	150,318
Super Micro Computer, Inc. (b)		7,112	294,864
TE Connectivity PLC		4,222	650,315
Teledyne Technologies, Inc. (b)		657	338,368
Teradyne, Inc.		2,298	252,458
Texas Instruments, Inc.		12,879	2,524,155
Western Digital Corp. (b)		4,879	238,729
Zebra Technologies Corp. - Class A (b)		727	229,041
			138,086,474

Telecommunications - 1.0%
AT&T, Inc.		101,308	2,776,852
T-Mobile US, Inc.		6,881	1,855,737
Verizon Communications, Inc.		59,436	2,561,692
			7,194,281

Utilities - 2.4%
AES Corp.		10,036	116,317
Alliant Energy Corp.		3,623	233,792
Ameren Corp.		3,769	382,780
American Electric Power Co., Inc.		7,519	797,390
American Water Works Co., Inc.		2,750	373,918
Atmos Energy Corp.		2,191	333,317
CenterPoint Energy, Inc.		9,200	316,296
CMS Energy Corp.		4,219	308,198
Consolidated Edison, Inc.		4,886	496,027
Constellation Energy Corp.		4,415	1,106,156
Dominion Energy, Inc.		11,856	671,287
DTE Energy Co.		2,925	391,072
Duke Energy Corp.		10,911	1,281,933
Edison International		5,457	297,079
Entergy Corp.		6,053	528,487
Evergy, Inc.		3,249	223,889
Eversource Energy		5,170	325,762
Exelon Corp.		14,186	627,021
FirstEnergy Corp.		7,242	280,772
NextEra Energy, Inc.		29,033	2,037,246
NiSource, Inc.		6,588	268,856
NRG Energy, Inc.		2,860	302,331
PG&E Corp.		30,866	504,350
Pinnacle West Capital Corp.		1,604	148,434
PPL Corp.		10,425	367,064
Public Service Enterprise Group, Inc.		7,033	570,728
Sempra		8,941	639,907
Southern Co.		15,469	1,388,962
Vistra Corp.		4,802	641,835
WEC Energy Group, Inc.		4,466	476,478
Xcel Energy, Inc.		8,107	584,515
			17,022,199
TOTAL COMMON STOCKS (Cost $495,275,416)			711,746,698

PURCHASED OPTIONS - 2.1%(b)	Notional Amount	Contracts	Value
Put Options - 2.1%			$–
S&P 500 Index (f)(g)(i)		–	$–
Expiration: 03/21/2025; Exercise Price: $5,875.00	$ 232,225,500	390	2,529,150
Expiration: 04/17/2025; Exercise Price: $5,925.00	232,225,500	390	4,401,150
Expiration: 05/16/2025; Exercise Price: $6,075.00	247,111,750	415	8,295,850
TOTAL PURCHASED OPTIONS (Cost $16,106,389)			15,226,150

SHORT-TERM INVESTMENTS - 0.3%		Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.0%(e)
First American Government Obligations Fund - Class X, 4.23% (h)		95,542	95,542

Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.28% (h)		2,311,864	2,311,864
TOTAL SHORT-TERM INVESTMENTS (Cost $2,407,406)			2,407,406

TOTAL INVESTMENTS - 101.0% (Cost $513,789,211)			729,380,254
Liabilities in Excess of Other Assets - (1.0)%			(6,909,342)
TOTAL NET ASSETS - 100.0%			$722,470,912
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)
All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $255,125,718, which is 35.31% of total net assets.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(d)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $94,379 which represented 0.0% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(i)	Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Defined Risk Fund
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (1.0)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
S&P 500 Index (a)(b)		–	$–
Expiration: 03/21/2025; Exercise Price: $6,200.00	$(232,225,500)	(390)	$(280,800)
Expiration: 04/17/2025; Exercise Price: $6,250.00	(83,363,000)	(140)	(305,200)
Expiration: 04/17/2025; Exercise Price: $6,200.00	(148,862,500)	(250)	(831,250)
Expiration: 05/16/2025; Exercise Price: $6,325.00	(247,111,750)	(415)	(1,230,475)
Total Call Options			$(2,647,725)

Put Options - (0.6)%
S&P 500 Index (a)(b)		–	$–
Expiration: 03/21/2025; Exercise Price: $5,425.00	(232,225,500)	(390)	(382,200)
Expiration: 04/17/2025; Exercise Price: $5,475.00	(232,225,500)	(390)	(1,214,850)
Expiration: 05/16/2025; Exercise Price: $5,650.00	(247,111,750)	(415)	(3,118,725)
Total Put Options			(4,715,775)
TOTAL WRITTEN OPTIONS (Premiums received $14,471,304)			$(7,363,500)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Defined Risk Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$711,746,698	$–	$0	(a)	$711,746,698
Purchased Options	–	15,226,150	–		15,226,150
Investments Purchased with Proceeds from Securities Lending	95,542	–	–		95,542
Money Market Funds	2,311,864	–	–		2,311,864
Total Investments	$714,154,104	$15,226,150	$0	(a)	$729,380,254

Liabilities:
Investments:
Written Options	$–	$(7,363,500)	$–		$(7,363,500)
Total Investments	$–	$(7,363,500)	$–		$(7,363,500)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.